Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Fair value [Abstract]
Revaluation adjustment	$ (3)	$ 906	$ (31)	$ 303
Top of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period			2 years
FVOCI [Member]
Fair value [Abstract]
Opening balance			$ 62,446
Accrued interest			1,995
Interest received			(509)
Redemptions and disposals of marketable securities			(19,670)
Revaluation adjustment			(31)
Closing balance	$ 44,231		$ 44,231